PREPAID EXPENSES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
PREPAID EXPENSES
Advertising and publicity	R$ 249,433	R$ 252,900
Insurance	20,459	24,867
Rental	184,248	32,792
Software and networks maintenance	33,863	17,485
Incremental costs - IFRS 15	330,919	255,391
Financial charges	30,521	43,853
Personal	30,135	33,970
Taxes and other	27,007	54,717
Total	906,585	715,975
Current	686,503	581,743
Non-current	R$ 220,082	R$ 134,232